Contingent liabilities, commitments and guarantees - Schedule of Contingent Liabilities, Commitments and Guarantees (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Contingent liabilities
Total contingent liabilities	£ 2,935	£ 2,340
Commitments and guarantees
Total commitments and guarantees	127,950	127,684
1 year or over original maturity
Commitments and guarantees
Total commitments and guarantees	29,617	30,037
Forward asset purchases and forward deposits placed
Commitments and guarantees
Total commitments and guarantees	75	60
Mortgage offers made | Not later than one year
Commitments and guarantees
Total commitments and guarantees	20,002	17,757
Other commitments and guarantees | Not later than one year
Commitments and guarantees
Total commitments and guarantees	78,256	79,830
Undrawn commitments | Not later than one year
Commitments and guarantees
Total commitments and guarantees	98,258	97,587
Acceptances and endorsements
Contingent liabilities
Total contingent liabilities	415	21
Other items serving as direct credit substitutes
Contingent liabilities
Total contingent liabilities	559	433
Performance bonds, including letters of credit, and other transaction-related contingencies
Contingent liabilities
Total contingent liabilities	1,961	1,886
Other contingent liabilities
Contingent liabilities
Total contingent liabilities	£ 2,520	£ 2,319